SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
SHARE CAPITAL

18.	SHARE CAPITAL

The authorized share capital of the Company as of December 31, 2025 is $600,000,000 (2024: $600,000,000) divided into 600,000,000 shares (2024: 600,000,000) of $1.00 nominal value each, of which 222,622,889 shares of $1.00 nominal value each are in issue and fully paid as of December 31, 2025 and 2024.

Outstanding shares as of December 31, 2023, 2024 and 2025	222,622,889